Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Receivables	Segment 2022 2021 Receivables from customers Third parties Retail (Nutrien Financial) 1 2,705 2,178 Retail 1,293 977 Potash, Nitrogen, Phosphate 827 804 Related party – Canpotex Potash (Note 28) 866 828 Less allowance for expected credit losses of receivables from customers (95) (82) 5,596 4,705 Rebates 172 222 Income taxes (Note 8) 144 223 Other receivables 282 216 6,194 5,366 1 Includes $ 2,260 of very low risk of default and $ 445 of low risk of default (2021 – $ 1,792 of very low risk of default and $ 386 of low risk of default).